Share-Based Compensation - Recognized share-based compensation expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Recognized share-based compensation expenses
Share-based compensation expense recognized	¥ 7,936,971	$ 1,134,972	¥ 9,883,564	¥ 7,078,794
Costs of revenues
Recognized share-based compensation expenses
Share-based compensation expense recognized	248,210	35,494	412,721	132,470
Sales and marketing expenses
Recognized share-based compensation expenses
Share-based compensation expense recognized	2,000,790	286,109	2,216,792	2,354,097
General and administrative expenses
Recognized share-based compensation expenses
Share-based compensation expense recognized	3,430,903	490,613	4,742,816	2,289,272
Research and development expenses
Recognized share-based compensation expenses
Share-based compensation expense recognized	¥ 2,257,068	$ 322,756	¥ 2,511,235	¥ 2,302,955